Pacific FundsSM Small/Mid-Cap Share Class(es): A (PFDAX), C (PFPCX), R6 (PFOIX), Advisor (PFMDX)	Summary Prospectus August 1, 2020
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about this Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at www.pacificlife.com/pacificfunds.html. You can also get this information at no cost by calling customer service at (800) 722-2333 or by sending an e-mail request to PFdocumentrequest@pacificlife.com. The Fund’s Prospectus and statement of additional information, both dated August 1, 2020, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the website, telephone number, or e-mail address noted above.
Beginning January 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund using the phone number listed above or by contacting your financial intermediary directly. You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies by using the phone number listed above or by contacting your financial intermediary directly. Your election to receive reports in paper will apply to all communications received for all Funds held with Pacific Funds.

Investment Goal

This Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 82 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.

Shareholder Fees (fees paid directly from your investment)

Share Class
	A	C	R6	Advisor
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)

Share Class
	A	C	R6	Advisor
Management Fee	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) and/or Service Fee	0.25%	1.00%	None	None
Other Expenses	0.23%	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	1.23%	1.98%	0.98%	0.98%
Less Expense Reimbursement[2]	(0.03%)	(0.03%)	(0.13%)	(0.03%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.20%	1.95%	0.85%	0.95%

[1]	Expense information has been restated to reflect current fees.
[2]

The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.20% for Class A, Class C and Advisor Class shares through 7/31/2021 and 0.10% for Class R6 shares through 7/31/2021. This agreement shall automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment, along with the other expenses subject to the expense cap, would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the ten-year amounts for Class C shares that reflect the conversion to Class A shares six years after the end of the calendar month in which the shares were purchased and the expense reimbursement (expense limitation) which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	C	R6	Advisor
1 year	$542	$298	$87	$97
3 years	$796	$618	$299	$309
5 years	$1,069	$1,065	$529	$539
10 years	$1,848	$2,304	$1,190	$1,199

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	C	R6	Advisor
1 year	$542	$198	$87	$97
3 years	$796	$618	$299	$309
5 years	$1,069	$1,065	$529	$539
10 years	$1,848	$2,304	$1,190	$1,199

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended March 31, 2020, the portfolio turnover rate was 36% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in common stocks and other equity securities of small and medium capitalization U.S. companies. The Fund defines small and medium capitalization companies as companies whose market capitalizations fall within the range of the Russell 2500 Index. As of March 31, 2020, the market capitalization range of the Russell 2500 Index was approximately $5.3 million to $24.5 billion. As of March 31, 2020, the weighted average market capitalization of the Fund was approximately $4.4 billion. The market capitalization of the companies in the Fund’s portfolio and the Russell 2500 Index changes over time; the Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization changes. The Fund expects to invest in equity securities of both growth companies and value companies.

The Fund invests in securities that the Fund’s sub-adviser believes are attractively valued with the potential to exceed investor expectations. Sector allocations are determined based upon the sub-adviser's assessment of investment opportunities and/or market conditions. The Fund may sell securities that no longer meet the investment criteria of the portfolio management team.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.

While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

• Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

• Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater risk of the price of their securities going up or down rapidly or unpredictably and may be more vulnerable to economic, market and industry changes than larger, more established companies.

• Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

• Active Management Risk: The Manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

• Growth Companies Risk: Growth companies have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.

• Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

• Sector Risk: The Fund may be invested more heavily from time to time in a particular sector (which is more broadly defined than an industry classification) based on investment opportunities or market conditions. If the Fund is invested more heavily in a particular sector, its performance will be more sensitive to developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events.

• Underlying Fund Risk: Because the Fund may serve as an underlying fund of one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing potential increases in expenses to the Fund and sale of securities in a short timeframe, both of which could negatively impact performance.

• Value Companies Risk: Value companies are those that a Manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund acquired the assets of the Rothschild U.S. Small/Mid-Cap Core Fund (the “Predecessor Fund”) in a reorganization transaction on January 11, 2016. The Fund’s objectives (goals), policies, guidelines and restrictions are substantially the same as those of the Predecessor Fund. Each class of the Fund available in this Prospectus was first offered on January 11, 2016.

The bar chart shows the performance of the Fund’s Advisor Class shares. The performance figures shown below for the share classes of the Fund for periods prior to January 11, 2016 reflect the historical performance of the then-existing Institutional Class shares of the Predecessor Fund. The performance figures for periods prior to January 11, 2016 have not been adjusted to reflect fees and expenses of Class A, Class C, Class R6, and Advisor Class shares of the Fund, respectively. If these returns had been adjusted, then performance for the share classes could vary from the returns shown based on differences in their fee and expense structures. The Institutional Class shares of the Predecessor Fund commenced operations on December 31, 2014, and the Since Inception returns in the table below are based on this date.

Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: www.pacificfunds.com/investor/performance.html, or by calling customer service at (800) 722-2333.

Calendar Year Total Returns (%)1

1 Advisor Class return for the period 1/1/20 through 6/30/20: (16.11%)

Best and worst quarterly performance reflected within the bar chart: Q1 2019: 14.30%; Q4 2018: (19.06%)

Average Annual Total Returns (For the periods ended December 31, 2019)	1 year	5 years	Since Inception
Advisor Class (before taxes)	23.37%	8.05%	8.05%
Advisor Class (after taxes on distributions)	23.24%	7.82%	7.82%
Advisor Class (after taxes on distributions and sale of Fund shares)	13.92%	6.31%	6.31%
Class A (before taxes)	17.83%	6.94%	6.94%
Class C (before taxes)	21.26%	7.23%	7.23%
Class R6 (before taxes)	23.39%	8.09%	8.09%
Russell 2500 Index (reflects no deductions for fees, expenses or taxes) (based on December 31, 2014 inception date of the Predecessor Fund)	27.77%	8.93%	8.93%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; (b) are shown for Advisor Class shares only and will vary for other classes; and (c) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.

Management

Investment Adviser – Pacific Life Fund Advisors LLC

Sub-Adviser – Rothschild & Co Asset Management US Inc. The primary persons responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund
Tina Jones, CFA, Chief Investment Officer, Portfolio Manager	Since 2014*
Joseph Bellantoni, CFA, Managing Director and Portfolio Manager	Since 2014*
Douglas J. Levine, CFA, Managing Director and Portfolio Manager	Since 2014*
Michael Kehoe, Managing Director and Portfolio Manager	Since 2019
Eric Fraser, Director and Portfolio Manager	Since 2019
Bradley Hunnewell, CFA, Director and Portfolio Manager	Since 2019

*Reflects December 31, 2014 inception date of the Predecessor Fund.

Purchase and Sale of Fund Shares

Once you have established an account, you may generally purchase or redeem (sell) shares of a Fund on any business day by mail (Pacific Funds, P.O. Box 9768, Providence, RI 02940-9768), overnight mail (Pacific Funds, 4400 Computer Drive, Westborough, MA 01581), by telephone by calling customer service at (800) 722-2333 or by wire or electronic funds transfer. For accounts established through a broker-dealer or other financial intermediary, please contact your financial professional to purchase or redeem shares.

For Class A and Class C shares, the minimum initial investment is $1,000, and the minimum subsequent investment is $50. For Class

I shares, the minimum initial investment is $500,000 for Institutional Investors, with no minimum for subsequent investments. Class I shares are only available to eligible investors. Class R6 shares (formerly named Class S) generally have no minimum for initial or subsequent investments, except for certain institutional investors who purchase Class R6 shares directly with the Trust’s transfer agent for which the minimum initial investment is $1,000,000 with no minimum for subsequent investments. Class R6 shares are only available to eligible investors. There is no minimum initial or subsequent investment for Advisor Class shares because they are generally only available to investors in fee-based advisory programs. Not all classes are available for direct investment for all Funds. Pacific Funds Series Trust (the “Trust” or “Pacific Funds”) reserves the right to waive or change minimum investment amounts, including for certain types of retirement plans. The Trust and Pacific Select Distributors, LLC, the distributor and principal underwriter for the Trust (the “Distributor”), reserve the right to reject any request to buy shares.

Purchase and sale orders for accounts held directly with the Trust are executed at the next net asset value (“NAV”), plus or minus any applicable sales charges, determined after the transfer agent of the Trust receives an order in proper form at its processing location in Westborough, MA (which may not be the same day the order is first received at the Trust’s P.O. Box for any orders sent to the Trust’s P.O. Box as these orders must be picked up and delivered to the Trust’s Westborough, MA location for review and processing). Purchase and sale orders for accounts held with a financial intermediary are executed at the next NAV, plus or minus any applicable sales charges, determined after the order is received by the financial intermediary in proper form.

Tax Information

The Trust’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account, distributions from which may be taxable upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as through a “fund supermarket” where a variety of mutual funds from different fund families are offered through your broker-dealer or other financial intermediary), the Trust and its related companies may pay the broker-dealer or other financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial representative or visit your financial intermediary’s website for more information.

Visit us at our Website: www.PacificFunds.com 30839-20A